Share-based Payments	6 Months Ended
Jun. 30, 2024
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Abstract]
Share-based payments
7. Share-based payments
The Company has six share-based payment plans for employees, directors and consultants. The share options granted will be settled in equity. If the Company determines, and at its discretion, an arrangement may be made under the 2020 Long-Term Incentive Plan to substitute the right to acquire shares with a cash alternative of equivalent value. Options granted under each of the six plans have a maximum life of
10
years.
As detailed in the table below, during the six months ended June 30, 2024, 6,273,782 share options were granted under the 2020 Long-Term Incentive Plan (six months ended June 30, 2023: 2,695,639 share options granted). Options granted under this plan will vest if the option holder remains under respective contract of employment or contract of service for the agreed vesting period. The share options granted in the period will vest over a period of up to four years. Upon vesting, each option allows the holder to purchase one ordinary share at a specified option price determined at grant date. Options granted as
RSU-style
options are automatically exercised on vesting.
The fair values of options granted were determined using the Black-Scholes model that takes into account factors specific to the share incentive plan such as the assumption that the options are exercised at a point in time of up to two years after vesting. This has been incorporated into the measurement by means of actuarial modelling.

Grant date	Mar-13-2024	Mar-14-2024	Mar-13-2024	Mar-13-2024
Vesting dates	Mar-13-2025	Mar-14-2025	Mar-13-2025	Mar-13-2025
	Mar-13-2026	Mar-14-2026	—	Mar-13-2026
	Mar-13-2027	Mar-14-2027	—	Mar-13-2027
	Mar-13-2028	Mar-14-2028	—	Mar-13-2028
Volatility 1	104.73%	104.73%	110.40%	111.25%
Dividend yield	0%	0%	0%	0%
Risk-free investment rate 1	3.92%	3.92%	4.06%	4.03%
Fair value of option at grant date 1	£0.22	£0.22	£0.20	£0.27
Fair value of share at grant date	£0.30	£0.30	£0.30	£0.30
Exercise price at date of grant	£0.30	£0.30	£0.30	£0.04
Lapse date	Mar-13-2034	Mar-14-2034	Mar-13-2034	Mar-13-2034
Expected option life (years) 1	4.5	4.5	3.0	3.5
Number of options granted	1,946,480	2,585,833	234,375	842,000

Grant date	Mar-13-2024	Mar-13-2024	Mar-13-2024

Vesting dates	Mar-13-2025	Mar-13-2025	Mar-13-2025
	Mar-13-2026	—	—
	Mar-13-2027	—	—
	Mar-13-2028	—	—
Volatility 1	111.50%	125.90%	103.00%
Dividend yield	0%	0%	0%
Risk-free investment rate 1	4.21%	4.27%	4.59%
Fair value of option at grant date 1	£0.27	£0.27	£0.26
Fair value of share at grant date	£0.30	£0.30	£0.30
Exercise price at date of grant	£0.04	£0.04	£0.04
Lapse date	—	Mar-13-2034	—
Expected option life (years) 1	2.5	2.0	1.0
Number of options granted	547,906	93,750	23,438

1.
Represents the average for the options granted.
For the three months en
ded
June 30, 2024, the Company
recognized
£0.7 million of share-based payment expense in the statement of operations (three months ended June 30, 2023: £1.1 million). For the six months ended June 30, 2024, the Company has recognized £1.3 million of share-based payment expense in the statement of operations (six months ended June 30, 2023: £2.2 million).